PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	2 – 29 years
Underground mobile equipment	4 - 7 years
Light vehicles and other mobile equipment	2 - 10 years
Furniture, computer and office equipment	1 - 10 years

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2018
Net of accumulated depreciation	$4,213	$6,522	$3,071	$13,806
Additions[4]	(21)	199	1,050	1,228
Capitalized interest	—	—	9	9
Disposals	(7)	—	—	(7)
Depreciation	(790)	(772)	—	(1,562)
Impairment charges	(394)	(178)	(76)	(648)
Transfers[5]	599	487	(1,086)	—
At December 31, 2018	$3,600	$6,258	$2,968	$12,826
At December 31, 2018
Cost	$14,750	$21,624	$14,610	$50,984
Accumulated depreciation and impairments	(11,150)	(15,366)	(11,642)	(38,158)
Net carrying amount – December 31, 2018	$3,600	$6,258	$2,968	$12,826

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2017
Cost	$14,111	$20,778	$14,634	$49,523
Accumulated depreciation and impairments	(9,555)	(13,584)	(12,281)	(35,420)
Net carrying amount – January 1, 2017	$4,556	$7,194	$2,353	$14,103
Additions[4]	158	219	1,966	2,343
Disposals	(72)	(194)	(931)	(1,197)
Depreciation	(878)	(819)	—	(1,697)
Impairment reversals (charges)	(102)	(359)	715	254
Transfers[5]	551	481	(1,032)	—
At December 31, 2017	$4,213	$6,522	$3,071	$13,806
At December 31, 2017
Cost	$14,209	$20,938	$14,637	$49,784
Accumulated depreciation and impairments	(9,996)	(14,416)	(11,566)	(35,978)
Net carrying amount – December 31, 2017	$4,213	$6,522	$3,071	$13,806

[1]	Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.

[2]	Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.

[3]
Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.

[4]	Additions include revisions to the capitalized cost of closure and rehabilitation activities.

[5]	Primarily relates to long-lived assets that are transferred to PP&E once they are placed into service.
Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2018	Carrying amount at Dec. 31, 2017
Construction-in-progress[1]	$786	$640
Acquired mineral resources and exploration potential	124	186
Projects
Pascua-Lama	1,245	1,467
Norte Abierto	639	612
Donlin Gold	174	166
	$2,968	$3,071

[1]	Represents assets under construction at our operating minesites.